=================================================




                               PROGRESSIVE CAPITAL
                               ACCUMULATION TRUST



                =================================================

                               SEMI-ANNUAL REPORT

                =================================================


                                  JUNE 30, 2002
                                   (UNAUDITED)




                =================================================

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


        Comparison of the Change in Value of a $10,000 Investment in the
        Progressive Capital Accumulation Trust and the Standard & Poor's
                                    500 Index
      --------------------------------------------------------------------



                                [OBJECT OMITTED]


       -------------------------------------------------------------------
                     Progressive Capital Accumulation Trust
                           Average Annual Total Return
      ====================================================================
               Six          1           5             10
              Months*      Year        Year           Year
       -------------------------------------------------------------------

             (14.36%)    (18.94%)     1.87%           5.37%
       -------------------------------------------------------------------

        * Not Annualized for the period from December 31, 2001 to June 30, 2002.

        The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions.
       -------------------------------------------------------------------

To our shareholders:

      The US economy is beginning to regain momentum after last year's mild recession. Although it seems that we might not experience the strong growth numbers of the late nineties, the picture is encouraging. Estimates point to 2.5% GDP growth in the second quarter, down from 5% in the first quarter and growth of just below 4% for the second half of this year. The resilience of consumer spending and the strength of the housing sector combined with a cyclical recovery in manufacturing and an increase in capacity utilization has helped to build this growth. The recent drop in the dollar should also provide moderate help by increasing exports. Low financing costs should sustain future investments. Industrial production has rebounded nicely and other indicators like retail sales continue to be solid.
      There are some areas of concern for a continued recovery, however. First and foremost is consumer confidence. The unemployment rate is currently around 6% and continuing to rise. This can weigh heavily on confidence. In addition, the threat of new terrorist attacks, a possible war in the Middle East, the conflict between India and Pakistan, and growing mistrust of corporate governance and accounting practices have dampened confidence. While external tensions might not ultimately impact the behavior of US consumers, the feeling of many individual investors that they have been mislead by corporate management may take longer to subside. The decline in the stock market is also putting the sustainability of household spending in question by eroding non-tangible assets and purchasing power.
      On the inflation front, things continue to be smooth. Labour costs are rising moderately and oil prices while still vulnerable to international tensions are now dictated by sufficient supply and timid growth in developed economies. The Federal Reserve is keeping rates low. It is unlikely with recent developments in the stock market and a weak outlook for corporate investment that we will experience interest rate hikes in coming months. The US dollar has recently dropped against the other major currencies reflecting a drop in confidence for strong growth prospects in the US and the still widening US external deficit. Exports should benefit from this drop. Big exporting countries to the US, like Mexico or China, have not seen any significant appreciation of their respective currencies, so that the price of goods imported should not be much impacted.
      Outside the US, the European economy is experiencing similar developments to those in the US with mild GDP growth, poor business conditions and rising unemployment. The physical introduction of the euro has been a success but has resulted in higher inflation for the first half of this year. Widening budget deficits in big countries like Germany are becoming a problem. The picture in Asia is improving. Asian countries did not suffer too much from last year's recession in the US. Growth in China is reaching 8% with very strong FDI, exports, and consumption. In Japan, the economic recovery relies on exports and information technology products. Deflation is present and engendered by lackluster consumption.

      Coming back to the US, the outlook for the corporate sector is encouraging but mixed. Sectors like consumer non-durables and cyclicals are experiencing better earnings growth, but weakness persists in technology, telecoms, advertising, and business services. As we move towards the end of this year and into 2003, an additional broadening of the business expansion to include capital goods and technology sectors will be needed before profitability levels fully come back and margins increase. Despite low capacity utilization, productivity has kept rising. With no good news from top line results, additional restructuring efforts that help the bottom line will have to be implemented.
      Accounting scandals and serious doubts over the quality and accuracy of earnings have shaken the stock market. Though efforts are being made to settle these problems, it is difficult to predict the magnitude of the consequences. Scandals have often come after bubbles have burst, and when all is said and done and trouble companies are removed, the environment will become much more favorable for companies that play by the rules.
      The Progressive Capital Accumulation Trust has been experiencing a decrease of its NAV that is comparable to that of the S&P 500. This decline has been more severe than that of the DJIA but better than the NASDAQ. We have remained invested in approximately 75% common stock with the balance in U.S. Treasury Bills and cash equivalents. We are still cautious about the short-term
evolution   of stock prices, but we think  we are approaching levels where we could see opportunities.

Sincerely,

/s/ Alain Jaspard, Portfolio Manager

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (Unaudited)


Assets:
Investments at quoted market value (cost $4,939,688;
 see Schedule of Investments, Notes 1, 2, & 5).......   $4,639,887
Cash ................................................       97,758
Dividends and interest receivable....................        4,851
Other assets.........................................        1,769
                                                        -----------
    Total assets.....................................    4,744,265
                                                        -----------

Liabilities:
Accrued expenses and other liabilities (Note 3)......       23,592
                                                        -----------
    Total liabilities................................       23,592
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
 value, amount paid in on 299,635 shares outstanding)
 (Note 1)............................................    4,673,860
Distributable earnings (Notes 1& 4)..................       46,813
                                                        -----------
    Net assets (equivalent to $15.75 per share, based
     on 299,635 capital shares outstanding)..........   $4,720,673
                                                        ===========






   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2002
                                   (UNAUDITED)


Income:
 Dividends...........................................   $ 12,042
 Interest............................................     11,067
                                                        -----------
    Total income.....................................     23,109
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................      19,210
 Pricing and bookkeeping fees (Note 4)...............       9,088
 Transfer fees (Note 4)..............................       5,894
 Audit and accounting fees...........................       5,059
 Legal fees..........................................       2,947
 Custodian fees......................................       1,228
 Trustees' fees and expenses.........................         491
 Other expenses......................................       1,677
                                                        -----------
    Total expenses...................................      45,594
                                                        -----------

Net investment loss..................................     (22,485)
                                                        -----------

Realized and unrealized gain on investments:
  Realized loss on investments-net...................    (164,380)
  Decrease in net unrealized appreciation in
   investments.......................................    (607,431)
                                                        -----------
    Net loss on investments..........................    (771,811)
                                                        -----------

Net decrease in net assets resulting from operations.   $(794,296)
                                                        ===========




   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                       STATEMENTS OF CHANGES IN NET ASSETS

                                            Six Months
                                              Ended        Year Ended
                                          June 30, 2002   December 31,
                                           (Unaudited)        2001
                                          -------------   ------------
From operations:
 Net investment loss .................... $ (22,485)     $   (29,455)
 Realized (loss) gain on investments,
  net....................................  (164,380)         (62,509)
 Decrease in net unrealized
  appreciation in investments............  (607,431)        (876,918)
                                          ------------    ------------
    Net decrease in net assets resulting
     from operations.....................  (794,296)        (968,882)
                                          ------------    ------------
Distributions to shareholders:
  From net investment income ............       --             --
  From net realized gain on investments..       --             --
                                          ------------    ------------
    Total distributions to shareholders..       --             --
                                          ------------    ------------
From capital share transactions:
                        Number of Shares
                         2002      2001
                       --------- ---------
Proceeds from sale of
  shares..............   3,617       705      66,650       15,487
Shares issued to
 shareholders in
 distributions
 reinvested...........    --         --         --            --
Cost of shares
 redeemed............   (7,295)   (13,323)  (130,351)    (272,862)
                       ---------  --------  -----------  ----------
(Decrease) increase
  in net
  assets resulting
  from capital
  share transactions..  (3,678)   (12,618)   (63,701)    (257,375)
                       =========  ======== -----------  -----------

Net decrease in net assets...............   (857,997)   (1,226,257)
Net assets:
  Beginning of period....................   5,578,670    6,804,937
                                          ------------- ------------
  End of period (including undistributed
   net investment income of $977,079 and
        $999,564, respectively).......... $ 4,720,673   $5,578,670
                                          ============= ============


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                       SELECTED PER SHARE DATA AND RATIOS
                (for a share outstanding throughout each period)


                    Six Months
                      Ended
                     June 30,
                       2002             Year Ended December 31,
                   (Unaudited)    2001     2000     1999   1998(Note 3)
                   --------------------------------------------------

Investment income      $ 0.03   $ (0.09) $ (2.25)  $ 4.15  $(378.95)
(loss)...............
Expenses, net........    0.07     (0.13)   (3.13)    5.16   (381.86)
                      -----------------------------------------------
Net investment income
(loss)...............   (0.04)     0.04     0.88    (1.01)    2.91
Net realized and
unrealized
 gain (loss) on
investments..........   (2.60)    (3.19)   (1.94)    6.57     1.16
Distributions to
shareholders:
  From net investment
  income.............    --        --     (1.45)   (0.29)     --
  From net realized
   gain
   on investments....    --        --     (2.31)   (0.23)  (11.61 )
                      -----------------------------------------------
Net increase
(decrease)
 in net asset value..   (2.64)    (3.15)  (4.82)    5.04     (7.54)
Net asset value:
 Beginning of period.   18.39     21.54    26.36    21.32    28.86
                      -----------------------------------------------
 End of period....... $ 15.75    $18.39   $21.54   $26.36   $21.32
                      ===============================================

Total Return.........  (14.36)%  (14.62)%  (4.13)%  26.10%   19.40%
Ratio of expenses to
 average net assets..    1.75%     1.64%    1.46%    1.66%    1.29%
Ratio of net
investment income
 to average net assets  (0.86)%   (0.50)%  (0.41)%  (0.32)%  (0.01)%
Portfolio turnover...    0.66      0.05     0.02     0.28     0.49
Average commission
rate paid............    0.0645    0.0473   0.0556   0.0510   0.0654
Number of shares out-
 standing at end of
period...............   299,635  303,313  315,931   268,628  200,747




   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
COMMON STOCKS - 73.81%
         Advertising Industry -- 1.05%
 2,000   Interpublic Group of Companies Incorporated      49,520
                                                       -------------

         Air Transport Industry -- 1.92%
 1,700   Fedex Corporation*........................       90,780
                                                       -------------

         Bank Industry -- 4.00%
 3,300   Bank of New York Company Incorporated.....      111,375
 1,983   Citigroup Incorporated....................       77,337
                                                       -------------
                                                         188,712
                                                       -------------
         Computer & Peripherals Industry -- 0.40%
 2,500   EMC Corporation*..........................       18,875
                                                       -------------

         Computer Networks Industry -- 0.45%
 1,700   Network Appliance*........................       21,097
                                                       -------------

         Computer Related Business Services, Not
         Elsewhere -- 0.51%
 1,700   Siebel System*............................       24,174
                                                       -------------

         Computer Software & Services Industry --
         5.14%
 2,500   AOL Time Warner Incorporated*.............       36,775
 2,200   Automatic Data Processing Incorporated....       95,810
 1,500   Computer Associates International.........       24,000
 1,800   Computer Sciences*........................       86,040
                                                       -------------
                                                         242,625
                                                       -------------
         Diversified Company Industry -- 3.89%
    69   Berkshire Hathaway, Class B*..............      154,077
 2,200   Tyco International Limited................       29,722
                                                       -------------
                                                         183,799
                                                       -------------
         Drug Industry -- 6.74%
 3,000   Amgen Incorporated*.......................      125,640
 5,500   Pfizer Incorporated.......................      192,500
                                                       -------------
                                                         318,140
                                                       -------------
         Electrical Equipment Industry -- 3.08%
 5,000   General Electric Company..................      145,250
                                                       -------------



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30,2002
                                   (UNAUDITED)

                                   (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Food Processing Industry -- 4.18%
 5,116   Tootsie Roll Industries Incorporated......      197,273
                                                       -------------

         Food Services Industry -- 1.81%
 4,080   Ahold Ltd ADR.............................       85,680
                                                       -------------

         Food Wholesalers Industry -- 4.61%
 8,000   Sysco Corporation.........................      217,760
                                                       -------------

         Insurance (Diversified) Industry -- 4.03%
 1,900   American International Group..............      129,637
 1,333   Choicepoint, Incorporated.................       60,613
                                                       -------------
                                                         190,250
                                                       -------------
         Insurance (Life) Industry -- 3.52%
 5,200   AFLAC Incorporated........................      166,400
                                                       -------------

         Investment Company (Biotech) Industry --
         2.47%
 1,400   Biotech Holders, ADRs*....................      116,480
                                                       -------------

         Management Services -- 2.75%
 3,750   Convergys Corporation*....................       72,787
 1,300   KLA-Tencor Corporation*...................       57,187
                                                       -------------
                                                         129,974
                                                       -------------
         Manufacturing - Communication Products
         Industry - 0.06%
 1,000   JDS Uniphase*.............................        2,690
                                                       -------------

         Medical Supplies Industry -- 6.61%
 2,600   Abbott Laboratories.......................       97,890
 4,000   Stryker Corporation.......................      214,040
                                                       -------------
                                                         311,930
                                                       -------------
         Newspaper Industry -- 3.01%
 2,750   New York Times, Class A...................      142,065
                                                       -------------



* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30,2002
                                   (UNAUDITED)

                                   (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Office Equipment & Supplies Industry --
         2.73%
 6,550   Staples Incorporated*.....................      129,035
                                                       -------------

         Retail Building Supply Industry -- 2.68%
 3,450   Home Depot Incorporated...................      126,718
                                                       -------------

         Retail Store Industry -- 2.52%
 6,250   Dollar General............................      118,938
                                                       -------------

         Semiconductor Industry -- 2.52%
 3,000   Intel Corporation.........................       54,810
 2,700   Texas Instruments.........................       64,071
                                                       -------------
                                                         118,881
                                                       -------------
         Telecommunication Equipment Industry --
         2.54%
 6,000   ADC Telecom...............................       13,740
 3,157   Agilent Technology*.......................       75,389
 2,200   Cisco Systems Incorporated*...............       30,690
                                                       -------------
                                                         119,819
                                                       -------------
         Telecommunication Services Industry - 0.59%
 1,000   Qualcomm*.................................       27,490
                                                       -------------

         Total common stocks (cost $3,801,551) ....    3,484,355
                                                       -------------
FOREIGN TIME DEPOSITS - 3.39%
 161,361 Euro, maturing 07/11/02 at 3.30%  (cost         159,876
         $142,481).................................
                                                       -------------

UNITED STATES TREASURY BILLS - 21.09%
1,000,000Treasury Bill, 1.70% yield, maturing 08/22/02
         (at cost) ................................      995,656
                                                       -------------
         Total investments (cost $4,939,688).......    4,639,887
                                                       -------------

CASH & OTHER ASSETS,  LESS LIABILITIES - 1.71%.....       80,786
                                                       -------------
         Total Net Assets..........................   $4,720,673
                                                      ==============


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)


1. Significant accounting policies:
Progressive Capital Accumulation Trust, a Massachusetts business trust (the
   "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at 4:00 pm EST or the close of the NYSE, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
2. Tax basis of investments:
   At June 30, 2002, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,070,383. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,370,184. Net unrealized depreciation in investments at June 30, 2002 was $299,801.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                   (Continued)

3. Investment advisory service agreements:
   The investment advisory contract with Progressive Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 2002, investment advisory fees of $2,774 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000.
   Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $700 in brokerage commissions during the six months ended June 30, 2002. Fees earned by Progressive Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 2002 were $9,088.

   As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

     Accumulated undistributed net investment
      income....................................    977,079
     Accumulated realized loss from securities
      transactions..............................   (630,465)
     Net unrealized depreciation in value of
      investments...............................   (299,801)
                                                  -------------
                                                  $  46,813
                                                  =============

5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2002 were:
    Cost of securities acquired:
      Government and investments backed by such
    securities................................    $  1,911,887
      Other investments.......................         484,067
                                                  -------------
                                                  $  2,395,954
                                                  =============
    Proceeds from sales and maturities:
      Government and investments backed by such
    securities................................    $  2,091,193
      Other investments.......................         376,685
                                                  -------------
                                                  $  2,467,878
                                                  =============

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                              OFFICERS AND TRUSTEES




ERNIE BUTLER                                 Trustee
President, I.E. Butler Securities

SPENCER H. LE MENAGER                        Trustee
President, Equity Inc.

DAVID W.C. PUTNAM                            Chairman
President, F.L. Putnam                       and Trustee
Securities Company, Incorporated

J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer

DAVID Y. WILLIAMS                            President, Secretary
President and Director, Meeschaert & Co.,    and Trustee
Inc.;President and Director, Anchor
Investment Management Corporation;
Vice President and Director, Progressive
Investment Management, Inc.

                 This Page Intentionally Left Blank

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST



                      INVESTMENT ADVISER AND ADMINISTRATOR
                     Progressive Investment Management, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 TRANSFER AGENT
                       Cardinal Investment Services, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                   DISTRIBUTOR
                             Meeschaert & Co., Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219







This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.